Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 24, 2017	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Offering cost incurred during period			$ 508
Proceeds from public offering			$ 216,451
Scenario Forecast [Member]
Subsequent Event [Line Items]
Offering cost incurred during period		$ 342
Subsequent Events [Member]
Subsequent Event [Line Items]
Gross offering costs	$ 850
Proceeds from public offering	$ 373,570
Subsequent Events [Member] | Secondary Public Offering [Member] | Oaktree [Member]
Subsequent Event [Line Items]
Issuance of stock (in shares)	14,375,000
Price of shares issued (in dollars per share)	$ 27.00
Subsequent Events [Member] | Underwriting [Member]
Subsequent Event [Line Items]
Issuance of stock (in shares)	1,875,000